Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for Mr. Dibowitz(1)	Compensation actually paid to Mr. Dibowitz(2)(9)	Summary compensation table total for Mr. Burke(1)	Compensation actually paid to Mr. Burke	Average summary compensation table total for non-PEO NEOs(1)(3)	Average compensation actually paid to non-PEO NEOs(3)(4)(9)	Value of initial fixed $100 investment based on:		Net income (loss) (millions) (7)	Stock Price(8)
							Total shareholder return(5)	Peer group total shareholder return(6)
2024	7,754,921	(5,370,528)	—	—	2,851,467	(162,467)	186.70	155.10	369.8	44.24
2023	6,287,972	1,905,370	—	—	2,435,185	1,749,754	289.30	168.40	866.8	68.57
2022	2,312,047	29,557,102	—	—	2,678,633	5,707,378	285.30	160.70	181.8	67.62
2021	15,419,099	18,405,019	18,487,913	7,600,866	4,949,709	3,779,743	151.90	96.50	(4,487.4)	36.00
2020	—	—	7,567,090	2,677,182	4,339,194	3,744,156	N/A	N/A	(4,857.6)	N/A

Company Selected Measure Name	The company-selected measure is our stock price on the last trading day of each respective year. Our common shares began trading on NYSE on May 3, 2021, following our emergence from Chapter 11.
Named Executive Officers, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to our PEO for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with SEC rules,Non-PEO NEOs included for 2022 are Messrs. Weber, Luca, Lyne, Vukadin and Gibbins. Non-PEO NEOs included for 2021 are Messrs. Luca, Gibbins, Jonathan Baksht (our former Executive Vice President and Chief Financial Officer), and Alan Quintero (our Former Senior Vice President, Business Development). Non-PEO NEOs included for 2020 are Mr. Baksht, Michael McGuinty (our former Senior Vice President, General Counsel and Secretary) and Carl G. Trowell (our former Executive Chairman).(4)
Peer Group Issuers, Footnote	The peer group used for this purpose is the Dow Jones U.S. Select Oil Equipment & Services Index.
Adjustment To PEO Compensation, Footnote	The following adjustments were made to our PEO's total compensation to determine the 2024 compensation actually paid:

Anton Dibowitz
2024
"Total" as reported in Summary Compensation Table ("SCT")	7,754,921
Less, fair value of equity awards granted during the year as reported in the "Share Awards" column in SCT	(5,616,806)
Plus, fair value at year-end of outstanding and unvested equity awards granted in the year	2,242,289
Plus, change in fair value (whether positive or negative) from prior year-end to vesting date for awards granted in prior years that vested during the year	(7,542,683)
Plus, change in fair value (whether positive or negative) from prior year-end to current year-end for awards granted in prior years that were unvested at end of year	(2,208,249)
Compensation Actually Paid to PEO	(5,370,528)

Non-PEO NEO Average Total Compensation Amount	$ 2,851,467	$ 2,435,185	$ 2,678,633	$ 4,949,709	$ 4,339,194
Non-PEO NEO Average Compensation Actually Paid Amount	$ (162,467)	1,749,754	5,707,378	3,779,743	3,744,156
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, the following adjustments were made to the average total compensation to determine the 2024 compensation actually paid:

Average Non-PEO NEOs
2024
Average "Total" as reported in the SCT	2,851,467
Less, average change in actuarial present value of accumulated benefits under defined benefit plans	(4,572)
Less, average fair value of equity awards granted during the year as reported in the "Share Awards" column in the SCT	(1,788,574)
Plus, average fair value at year-end of equity awards granted in the year	714,020
Plus, average change in fair value (whether positive or negative) from prior year-end to vesting date for awards granted in prior years that vested during the year	(1,194,542)
Plus average change in fair value (whether positive or negative) from prior year-end to current year-end for awards granted in prior years that were unvested at end of current year	(740,266)
Average Compensation Actually Paid to Non-PEO NEOs	(162,467)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Company Selected Measure (Stock Price)
Total Shareholder Return Amount	$ 186.70	289.30	285.30	151.90
Peer Group Total Shareholder Return Amount	155.10	168.40	160.70	96.50
Net Income (Loss)	$ 369,800,000	$ 866,800,000	$ 181,800,000	$ (4,487,400,000)	(4,857,600,000)
Company Selected Measure Amount | $ / shares	44.24	68.57	67.62	36.00
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements included in our annual report on Form 10-K filed with the SEC for each applicable year. The net loss reported for 2021 is comprised of a loss of $23.6 million for the eight months ended December 31, 2021 successor period and a loss of $4,463.8 million for the four months ended April 30, 2021 predecessor period.
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price/Absolute TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Relative ROCE
Measure:: 6
Pay vs Performance Disclosure
Name	Personal and process safety
Measure:: 7
Pay vs Performance Disclosure
Name	Downtime performance
Measure:: 8
Pay vs Performance Disclosure
Name	Spill prevention
Anton Dibowitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,754,921	$ 6,287,972	$ 2,312,047	$ 15,419,099	0
PEO Actually Paid Compensation Amount	$ (5,370,528)	1,905,370	29,557,102	18,405,019	0
PEO Name	AntonDibowitz
Tom Burke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	18,487,913	7,567,090
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ 7,600,866	$ 2,677,182
PEO | Anton Dibowitz [Member] | Fair Value of Equity Awards As of Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,616,806)
PEO | Anton Dibowitz [Member] | Fair Value of Equity Awards As of Year End Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,242,289
PEO | Anton Dibowitz [Member] | Changes in Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,542,683)
PEO | Anton Dibowitz [Member] | Changes in Fair Value of Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,208,249)
Non-PEO NEO | Fair Value of Equity Awards As of Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,788,574)
Non-PEO NEO | Fair Value of Equity Awards As of Year End Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	714,020
Non-PEO NEO | Changes in Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,194,542)
Non-PEO NEO | Changes in Fair Value of Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(740,266)
Non-PEO NEO | Change in Actuarial Present Value of Accumulated Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,572)